Loan Payable to Third Parties (Tables)	12 Months Ended
Dec. 31, 2025
Third Parties [Member]
Loan Payable to Third Parties [Line Items]
Schedule of Loan payable to third parties
	As of December 31, 2025	As of December 31, 2024
Loan payable to third parties, current	107,250	164,399
Total	$107,250	$164,399